EARNINGS PER SHARE (Narrative) (Details) - shares	1 Months Ended
	Oct. 31, 2016	Oct. 05, 2016	Feb. 10, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued and loaned to affiliate	8,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate		5.75%
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate			3.75%